SUBSEQUENT EVENTS - Business Combination Agreement (Details) - Subsequent event	Jan. 03, 2024 USD ($) item director
SUBSEQUENT EVENTS
Pre-money valuation | $	$ 90,000,000
Number of directors	5
Number of existing directors	2
Number of independent directors	2
Number of directors designated by by certain holders of ROCL common stock and warrants	1
Number of members of senior management | item	3
Roth CH Acquisition V Co
SUBSEQUENT EVENTS
Amount of goodwill recorded | $	$ 0
Amount of other intangible assets recorded | $	$ 0